Employee and Agent Benefits - Fair Value of Plan Assets (Details) - Other postretirement benefits - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plan, fair value of plan assets
Fair value of plan assets	$ 74.0	$ 70.4	$ 89.5
Cash and cash equivalents
Defined benefit plan, fair value of plan assets
Fair value of plan assets	1.1	0.5
Fixed income security portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	34.9	34.7
U.S. equity portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	27.6	25.6
International equity portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	10.4	9.6
Fair value hierarchy Level 1
Defined benefit plan, fair value of plan assets
Fair value of plan assets	74.0	70.4
Fair value hierarchy Level 1 | Cash and cash equivalents
Defined benefit plan, fair value of plan assets
Fair value of plan assets	1.1	0.5
Fair value hierarchy Level 1 | Fixed income security portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	34.9	34.7
Fair value hierarchy Level 1 | U.S. equity portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	27.6	25.6
Fair value hierarchy Level 1 | International equity portfolios
Defined benefit plan, fair value of plan assets
Fair value of plan assets	$ 10.4	$ 9.6